Income Taxes (Schedule of Income Tax Provision) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Computed tax benefit at federal statutory rate					$ (2,382,000)	$ (6,650,000)
State tax, net of federal benefit					(187,000)	(327,000)
Warrant MTM Adjustment					0	(7,000)
Induced conversion costs					0	4,663,000
Interest expense					462,000	0
Permanent items and other					873,600	4,600
Valuation allowance					1,235,000	2,318,000
Income Tax Expense (Benefit)	$ 305	$ 0	$ 3,625	$ 1,600	$ 1,600	$ 1,600